Supplemental Cash Flow Information - Schedule of Net Changes in Non-Cash Working Capital and Other Liabilities (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Schedule of Net Changes in Non-Cash Working Capital and Other Liabilities [Abstract]
Change in accounts receivable	$ (73,840)	$ 7,539	$ (77,270)	$ 3,593
Change in inventories	(22,283)	(1,904)	(23,038)	(5,603)
Change in prepaid expenses and deposits	(2,330)	(635)	1,189	(1,940)
Change in accounts payable and accrued liabilities	89,415	20,840	87,824	11,116
Change in working capital	(9,038)	25,840	(11,295)	7,166
Other items impacting changes in non-cash working capital:
Non-cash working capital acquired (Note 3)	51,402		51,402
Withholding taxes on share units		8	(373)	(973)
Unrealized foreign exchange gain (loss) related to working capital	(206)	34	0	34
Non-cash working capital	42,158	25,882	39,734	6,227
Related to operating activities	42,712	10,713	33,196	(316)
Related to investing activities	(554)	15,169	6,538	6,543
Net change in non-cash working capital	42,158	25,882	39,734	6,227
Cash interest paid (included in operating activities)	(11,523)	(20,304)	(13,554)	(41,987)
Cash interest received (included in operating activities)	$ 120	$ 775	$ 599	$ 2,148